Schedule of Investments (unaudited) July 31, 2022	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
General Dynamics Corp.	217	$49,188
HEICO Corp.	292	46,051
Lockheed Martin Corp.	15	6,207
Northrop Grumman Corp.	11	5,268

		106,714

Air Freight & Logistics — 1.7%
CH Robinson Worldwide, Inc.	342	37,859
Expeditors International of Washington, Inc.	551	58,544

		96,403

Automobiles — 0.1%
General Motors Co.(a)	209	7,578

Beverages — 2.9%
Brown-Forman Corp., Class B	558	41,415
PepsiCo, Inc.	707	123,696

		165,111

Biotechnology — 7.0%
AbbVie, Inc.	85	12,198
Amgen, Inc.	359	88,842
BioMarin Pharmaceutical, Inc.(a)	171	14,715
Gilead Sciences, Inc.	1,199	71,640
Horizon Therapeutics PLC(a)	609	50,529
Incyte Corp.(a)	72	5,593
Regeneron Pharmaceuticals, Inc.(a)	110	63,986
Seagen, Inc.(a)	76	13,679
United Therapeutics Corp.(a)	6	1,386
Vertex Pharmaceuticals, Inc.(a)	284	79,636

		402,204

Building Products — 0.1%
Masco Corp.	156	8,639

Capital Markets — 1.6%
Bank of New York Mellon Corp.	210	9,127
Cboe Global Markets, Inc.	419	51,696
CME Group, Inc.	156	31,119
MarketAxess Holdings, Inc.	8	2,166

		94,108

Chemicals — 0.7%
CF Industries Holdings, Inc.	27	2,578
Ecolab, Inc.	74	12,223
Linde PLC(a)	78	23,556

		38,357

Commercial Services & Supplies — 5.2%
Republic Services, Inc.	477	66,141
Tetra Tech, Inc.	201	30,807
Waste Connections, Inc.	622	82,956
Waste Management, Inc.	745	122,597

		302,501

Communications Equipment — 1.7%
Cisco Systems, Inc.	728	33,029
Juniper Networks, Inc.	1,557	43,643
Motorola Solutions, Inc.	81	19,326

		95,998

Consumer Finance — 0.7%
American Express Co.	248	38,197

Security	Shares	Value

Containers & Packaging — 0.3%
Packaging Corp. of America	132	$18,560

Diversified Consumer Services — 0.1%
Service Corp. International	60	4,468

Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B(a)	234	70,341
Voya Financial, Inc.	595	35,795

		106,136

Diversified Telecommunication Services — 1.4%
Iridium Communications, Inc.(a)	369	16,498
Verizon Communications, Inc.	1,355	62,587

		79,085

Electric Utilities — 4.0%
Alliant Energy Corp.	243	14,806
Duke Energy Corp.	65	7,145
Entergy Corp.	500	57,565
IDACORP, Inc.	476	53,179
Portland General Electric Co.	381	19,561
Southern Co.	565	43,443
Xcel Energy, Inc.	445	32,565

		228,264

Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	91	7,019
Avnet, Inc.	368	17,616
Flex Ltd.(a)	330	5,544
Keysight Technologies, Inc.(a)	293	47,642

		77,821

Energy Equipment & Services — 0.1%
Schlumberger NV	241	8,924

Entertainment — 1.2%
Activision Blizzard, Inc.	382	30,541
Electronic Arts, Inc.	263	34,514
Take-Two Interactive Software, Inc.(a)	18	2,389

		67,444

Equity Real Estate Investment Trusts (REITs) — 3.2%
Crown Castle International Corp.	346	62,508
Equity Residential	45	3,527
Essex Property Trust, Inc.	107	30,659
Mid-America Apartment Communities, Inc.	242	44,947
Public Storage	48	15,668
SBA Communications Corp.	75	25,184

		182,493

Food & Staples Retailing — 2.3%
Kroger Co.	1,443	67,013
Walmart, Inc.	494	65,233

		132,246

Food Products — 3.1%
Bunge Ltd.	12	1,108
General Mills, Inc.	68	5,086
Hershey Co.	492	112,156
Hormel Foods Corp.	71	3,503
J M Smucker Co.	256	33,874
Mondelez International, Inc., Class A	93	5,956
Tyson Foods, Inc., Class A	172	15,137

		176,820

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	186	20,244

1

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corp.(a)	74	$3,038
Edwards Lifesciences Corp.(a)	53	5,328
Integra LifeSciences Holdings Corp.(a)	47	2,587
Medtronic PLC	257	23,778

		54,975

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	107	15,614
Cigna Corp.	221	60,854
CVS Health Corp.	173	16,553
Elevance Health, Inc.	16	7,634
McKesson Corp.	20	6,832
UnitedHealth Group, Inc.	81	43,929

		151,416

Hotels, Restaurants & Leisure — 1.1%
Domino’s Pizza, Inc.	29	11,371
McDonald’s Corp.	180	47,407
Travel & Leisure Co.	68	2,931
Wendy’s Co.	183	3,849

		65,558

Household Durables — 0.3%
Garmin Ltd.	12	1,172
Whirlpool Corp.	84	14,521

		15,693

Household Products — 3.5%
Church & Dwight Co., Inc.	438	38,531
Clorox Co.	262	37,162
Colgate-Palmolive Co.	506	39,842
Procter & Gamble Co.	638	88,625

		204,160

Insurance — 3.1%
Allstate Corp.	81	9,475
American Financial Group, Inc.	50	6,684
Aon PLC, Class A	36	10,477
Hanover Insurance Group, Inc.	176	24,019
Hartford Financial Services Group, Inc.	327	21,082
Marsh & McLennan Cos., Inc.	120	19,675
Progressive Corp.	298	34,288
Travelers Cos., Inc.	322	51,101

		176,801

Interactive Media & Services(a) — 1.6%
Alphabet, Inc., Class A	220	25,590
Alphabet, Inc., Class C	557	64,969

		90,559

IT Services — 8.2%
Accenture PLC, Class A	300	91,878
Automatic Data Processing, Inc.	412	99,342
Cognizant Technology Solutions Corp., Class A	527	35,815
Gartner, Inc.(a)	57	15,132
Global Payments, Inc.	101	12,354
Jack Henry & Associates, Inc.	17	3,532
Mastercard, Inc., Class A	98	34,672
Paychex, Inc.	636	81,586
Visa, Inc., Class A	474	100,540

		474,851

Security	Shares	Value

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	465	$62,357
Danaher Corp.	137	39,931

		102,288

Machinery — 0.3%
Illinois Tool Works, Inc.	44	9,142
Snap-on, Inc.	19	4,257
Timken Co.	82	5,361

		18,760

Media — 2.3%
Charter Communications, Inc., Class A(a)	103	44,506
Comcast Corp., Class A	165	6,191
Fox Corp., Class A	1,781	58,969
Fox Corp., Class B	74	2,286
Liberty Broadband Corp., Class C(a)	216	23,529

		135,481

Metals & Mining — 0.9%
Newmont Corp.	862	39,031
Reliance Steel & Aluminum Co.	24	4,566
Royal Gold, Inc.	102	10,687

		54,284

Multiline Retail — 2.3%
Dollar General Corp.	345	85,708
Target Corp.	274	44,766

		130,474

Multi-Utilities — 4.7%
Ameren Corp.	153	14,247
Black Hills Corp.	812	62,687
CMS Energy Corp.	1,022	70,242
Consolidated Edison, Inc.	94	9,331
Dominion Energy, Inc.	99	8,116
DTE Energy Co.	486	63,326
WEC Energy Group, Inc.	411	42,666

		270,615

Oil, Gas & Consumable Fuels — 0.5%
Exxon Mobil Corp.	272	26,365

Pharmaceuticals — 7.3%
Bristol-Myers Squibb Co.	562	41,464
Eli Lilly & Co.	211	69,564
Johnson & Johnson	813	141,885
Merck & Co., Inc.	561	50,120
Pfizer, Inc.	1,082	54,652
Zoetis, Inc.	338	61,702

		419,387

Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	286	27,450

Road & Rail — 0.7%
Old Dominion Freight Line, Inc.	88	26,709
Union Pacific Corp.	50	11,365

		38,074

Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	1,244	45,170
Qorvo, Inc.(a)	49	5,099
Semtech Corp.(a)	227	14,149
Silicon Laboratories, Inc.(a)	101	14,895
Texas Instruments, Inc.	194	34,705

		114,018

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 7.4%
Adobe, Inc.(a)	175	$71,771
ANSYS, Inc.(a)	64	17,855
Black Knight, Inc.(a)	188	12,348
Cadence Design Systems, Inc.(a)	185	34,425
Citrix Systems, Inc.	352	35,696
Fair Isaac Corp.(a)	8	3,696
Manhattan Associates, Inc.(a)	92	12,942
Microsoft Corp.	509	142,897
NortonLifeLock, Inc.	629	15,429
Oracle Corp.	140	10,898
Palo Alto Networks, Inc.(a)	45	22,460
RingCentral, Inc., Class A(a)	18	891
Roper Technologies, Inc.	100	43,667

		424,975

Specialty Retail — 1.6%
AutoZone, Inc.(a)	12	25,649
Home Depot, Inc.	162	48,752
Lowe’s Cos., Inc.	94	18,004

		92,405

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	296	48,103
HP, Inc.	612	20,435

		68,538

Security	Shares	Value

Tobacco — 0.4%
Altria Group, Inc.	559	$24,518

Wireless Telecommunication Services — 1.1%
T-Mobile U.S., Inc.(a)	457	65,378

Total Long-Term Investments — 98.6% (Cost: $5,562,651)		5,685,094

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(b)(c)	79,259	79,259

Total Short-Term Securities — 1.4% (Cost: $79,259)		79,259

Total Investments — 100.0% (Cost: $5,641,910)		5,764,353
Other Assets Less Liabilities — 0.0%		754

Net Assets — 100.0%		$5,765,107

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$78,182	$1,077	(a)	$—	$—	$—	$79,259	79,259	$182		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	101,075		(101,075)	—	—	—	—	2	(c)	—

					$—	$—	$79,259		$184		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

3

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Defensive Advantage U.S. Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$5,685,094	$—	$—	$5,685,094
Short-Term Securities
Money Market Funds	79,259	—	—	79,259

	$5,764,353	$—	$—	$5,764,353

S C H E D U L E O F I N V E S T M E N T S	4